Significant Accounting Policies (Details)			6 Months Ended
	Oct. 01, 2023 USD ($)	Oct. 01, 2021	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Significant Accounting Policies [Line Items]
Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is U.S. dollars (“US$”). The functional currency of the Company’s entities incorporated in Cayman Islands, BVI and Hong Kong generally is US$. The Company’s PRC subsidiaries generally determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of operating expenses in the consolidated statements of income and comprehensive Income.

The consolidated financial statements of the Company are translated from the functional currency into US$. Assets and liabilities denominated in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current year are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

The relevant exchange rates are listed below:

	March 31, 2025	September 30, 2024	March 31, 2024
Period Ended RMB: USD exchange rate	7.2567	7.0176	7.2203
Period Average RMB: USD exchange rate	7.2308	7.2043	7.2064

Depositor amount (in Yuan Renminbi) | ¥					¥ 500,000
Restricted cash			$ 2,945,993			$ 4,410,489
Allowance for advance to suppliers			$ 1,044,690			1,003,514
Residual value percentage			5.00%		5.00%
Allowance for credit losses of accounts receivable			$ 1,044,690
Allowance for credit losses of notes receivable			146,044
Allowance for credit losses of other receivable			13,024
Allowance for credit losses of other noncurrent assets			104,916
Advance from customers			2,615,913			1,553,801
Advance from customers recognized revenue			1,216,185	$ 2,639,083
Shipping and handling costs			488,242	750,055
Advertising costs			83,884	143,932
Deferred government grants			1,102,429			1,139,991
Government grants			$ 243,044	584,671
Tax benefit			50.00%
After-tax profit percentage			10.00%
Registered capital			50.00%
Securities percentage			10.00%
Cash and cash equivalents			$ 9,205,552	$ 7,803,550		18,118,456
Allowance for credit losses [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of retained earnings and non-controlling interests	$ 942,227
PRC GAAP [Member]
Significant Accounting Policies [Line Items]
After-tax profit percentage			10.00%
Registered capital			50.00%
Suppliers [Member]
Significant Accounting Policies [Line Items]
Allowance for advance to suppliers			$ 261,247			$ 270,148
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rates		6.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rates			13.00%